Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement
	and Income	Benefits and
	Solutions	Protection	Corporate	Consolidated

	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.8)	—	(26.8)
Balance as of December 31, 2022	$18.8	$29.5	$—	$48.3

Balance as of December 31, 2023	$18.8	$29.5	$—	$48.3
(1)	Resulted from a change in the allocation of equity between our reportable operating segments following the Talcott Reinsurance Transaction.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 11 years were as follows:

	December 31,
	2023	2022

	(in millions)
Gross carrying value	$34.9	$34.9
Accumulated amortization	24.3	23.3
Net carrying value	$10.6	$11.6

During 2023 and 2022, we fully amortized other finite lived intangible assets of $0.0 million and $6.5 million, respectively.

The amortization expense for intangible assets with finite useful lives was $1.0 million, $2.8 million and $2.8 million for 2023, 2022 and 2021, respectively. As of December 31, 2023, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2024	$1.0
2025	1.0
2026	1.0
2027	1.0
2028	1.0